Other income net - Summary of Other Income (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Revenue [Abstract]
Interest income on financial assets carried at amortized cost	$ 161	$ 181	$ 201
Interest income on financial assets fair valued through other comprehensive income	55	46	92
Dividend income on investments carried at fair value through profit or loss	1
Gain / (loss) on investments carried at fair value through profit or loss	10	26	24
Gain / (loss) on investments carried at fair value through other comprehensive income	11	6
Interest income on income tax refund	1	37	7
Exchange gains / (losses) on forward and options contracts	75	(66)	27
Exchange gains / (losses) on translation of other assets and liabilities	(47)	139	18
Others	30	26	42
Other income	$ 297	$ 395	$ 411